Supplemental Condensed Combining Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net Income	$ 1,313,149,000	$ 1,259,808,000	$ 1,255,623,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	717,322,000	699,328,000	648,225,000
Change in deferred taxes, net	(45,452,000)	113,790,000	15,913,000
Stock Option Compensation Expense	12,323,000	8,507,000	13,593,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	330,960,000	157,411,000	41,280,000
Inventories, net	301,009,000	85,758,000	54,918,000
Prepaid expenses, other current and non-current assets	(47,997,000)	24,179,000	(67,875,000)
Accounts payable, accrued expenses and other current and non-current liabilities	548,955,000	121,424,000	215,264,000
Income tax payable	(9,092,000)	(94,916,000)	(36,057,000)
Net cash provided by (used in) operating activities	1,960,047,000	1,861,392,000	2,034,805,000
Investing Activities:
Purchases of property, plant and equipment	(952,943,000)	(931,627,000)	(747,938,000)
Proceeds from sale of property, plant and equipment	17,408,000	11,673,000	19,847,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets		1,779,058,000	495,725,000
Proceeds from divestitures	251,660,000	8,257,000	18,276,000
Net cash (used in) provided by investing activities	(1,000,685,000)	(2,690,755,000)	(1,205,540,000)
Financing Activities:
Increase (decrease) of accounts receivable securitization program	290,750,000	9,500,000	(189,250,000)
Proceeds from exercise of stock options	94,166,000	107,047,000	111,300,000
Payment of dividends [N]	263,244,000	317,903,000	296,134,000
Proceeds from conversion of preference shares into ordinary shares	0	0	34,784,000
Distributions to noncontrolling interests	284,474,000	250,271,000	216,758,000
Contributions from noncontrolling interests	67,395,000	42,356,000	66,467,000
Net cash (used in) provided by financing activities	(1,007,539,000)	805,011,000	(808,040,000)
Effect of exchange rate changes on cash and cash equivalents	(36,178,000)	(24,570,000)	(26,488,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(84,355,000)	(48,922,000)	(5,263,000)
Cash and cash equivalents at end of period	549,500,000	633,855,000	682,777,000
FMC US Finance [Member]
Operating Activities:
Net Income	4,409,000	4,406,000	4,377,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties	12,000	3,000	8,000
Accounts payable, accrued expenses and other current and non-current liabilities	0
Income tax payable	164,000	(1,650,000)	174,000
Net cash provided by (used in) operating activities	4,561,000	2,753,000	4,543,000
Financing Activities:
Long-term debt and capital lease obligations, net	(4,560,000)	(2,752,000)	(4,544,000)
Net cash (used in) provided by financing activities	(4,560,000)	(2,752,000)	(4,544,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	1,000	1,000
Cash and cash equivalents beginning balance	1,000		1,000
Cash and cash equivalents at end of period	2,000	1,000	0
D GmbH [Member]
Operating Activities:
Net Income	21,557,000	15,225,000	(3,251,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	52,242,000	55,433,000	52,029,000
Change in deferred taxes, net	(1,997,000)	(2,212,000)	3,149,000
(Gain) loss on sale of fixed assets and investments	(880,000)	(131,000)	(437,000)
(Gain) Loss on investments	0	986,000	(61,000)
Write-off of loans from related parties	50,344,000	7,371,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(1,307,000)	33,760,000	(14,851,000)
Inventories, net	26,250,000	(24,166,000)	4,162,000
Prepaid expenses, other current and non-current assets	33,404,000	(10,742,000)	11,519,000
Accounts receivable from/payable to related parties	90,143,000	(6,481,000)	(644,752,000)
Accounts payable, accrued expenses and other current and non-current liabilities	20,310,000	47,061,000	21,203,000
Income tax payable	0	0	0
Net cash provided by (used in) operating activities	(5,154,000)	131,624,000	717,428,000
Investing Activities:
Purchases of property, plant and equipment	(80,824,000)	(111,994,000)	(76,096,000)
Proceeds from sale of property, plant and equipment	555,000	454,000	583,000
Disbursements of loans to related parties	0	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	891,000	15,168,000	24,503,000
Proceeds from divestitures	0	0	0
Net cash (used in) provided by investing activities	(82,270,000)	(126,708,000)	(100,016,000)
Financing Activities:
Short-term borrowings, net	87,346,000	(2,982,000)	(613,593,000)
Net cash (used in) provided by financing activities	87,346,000	(2,982,000)	(613,593,000)
Effect of exchange rate changes on cash and cash equivalents	(589,000)	(702,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(667,000)	1,232,000
Cash and cash equivalents beginning balance	5,722,000	4,490,000	501,000
Cash and cash equivalents at end of period	5,055,000	5,722,000	4,490,000
FMCH [Member]
Operating Activities:
Net Income	591,247,000	562,107,000	739,402,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	844,301,000	771,567,000	816,954,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(193,867,000)	(149,106,000)	44,179,000
Accounts receivable from/payable to related parties	(185,216,000)	814,972,000	(128,185,000)
Accounts payable, accrued expenses and other current and non-current liabilities	4,370,000	1,754,000	6,246,000
Income tax payable	(164,871,000)	(136,469,000)	(50,528,000)
Net cash provided by (used in) operating activities	(34,472,000)	(1,010,041,000)	(37,828,000)
Investing Activities:
Purchases of property, plant and equipment		0
Proceeds from sale of property, plant and equipment		0
Disbursements of loans to related parties	312,278,000	249,485,000	141,347,000
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets		1,800,000	1,000,000
Proceeds from divestitures		0	0
Net cash (used in) provided by investing activities	312,278,000	247,685,000	140,347,000
Financing Activities:
Long-term debt and capital lease obligations, net	(277,806,000)	762,356,000	1,596,569,000
Payment of dividends [N]			684,229,000
capital increase			(1,014,859,000)
Net cash (used in) provided by financing activities	(277,806,000)	762,356,000	(102,519,000)
Cash and Cash Equivalents:
Cash and cash equivalents beginning balance			0
Cash and cash equivalents at end of period		0	0
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	1,484,548,000	1,316,739,000	1,206,287,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	698,483,000	676,704,000	629,071,000
Change in deferred taxes, net	(2,415,000)	145,601,000	46,888,000
(Gain) loss on sale of fixed assets and investments	3,157,000	(2,523,000)	33,378,000
Stock Option Compensation Expense	5,740,000	2,200,000
Investments In Equity Method Investees	(23,311,000)	(18,964,000)	(20,610,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	332,939,000	123,932,000	54,149,000
Inventories, net	283,906,000	148,719,000	70,848,000
Prepaid expenses, other current and non-current assets	117,604,000	198,834,000	(72,114,000)
Accounts receivable from/payable to related parties	621,180,000	(948,813,000)	559,991,000
Accounts payable, accrued expenses and other current and non-current liabilities	505,793,000	42,577,000	181,426,000
Income tax payable	128,319,000	146,271,000	7,661,000
Net cash provided by (used in) operating activities	1,438,371,000	2,790,979,000	1,404,471,000
Investing Activities:
Purchases of property, plant and equipment	904,256,000	863,362,000	712,213,000
Proceeds from sale of property, plant and equipment	17,906,000	11,219,000	19,216,000
Disbursements of loans to related parties	0	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	270,693,000	1,773,964,000	492,683,000
Proceeds from divestitures	251,660,000	8,257,000	18,276,000
Net cash (used in) provided by investing activities	(905,383,000)	(2,617,850,000)	(1,167,404,000)
Financing Activities:
Short-term borrowings, net	(113,244,000)	(28,172,000)	597,859,000
Long-term debt and capital lease obligations, net	3,352,000	(124,109,000)	(2,680,352,000)
Increase (decrease) of accounts receivable securitization program	290,750,000	9,500,000	(189,250,000)
Proceeds from exercise of stock options	18,073,000	8,524,000	8,881,000
Payment of dividends [N]	2,707,000	20,387,000	(681,345,000)
capital increase	22,762,000	218,371,000	1,117,683,000
Distributions to noncontrolling interests	284,474,000	250,271,000	216,758,000
Contributions from noncontrolling interests	67,395,000	42,356,000
Net cash (used in) provided by financing activities	(579,593,000)	(163,188,000)	(235,625,000)
Effect of exchange rate changes on cash and cash equivalents	(36,967,000)	(54,132,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(83,572,000)	(44,191,000)
Cash and cash equivalents beginning balance	628,015,000	672,206,000	686,457,000
Cash and cash equivalents at end of period	544,443,000	628,015,000	672,206,000
Combining Adjustment [Member]
Operating Activities:
Net Income	(1,818,057,000)	(1,683,935,000)	(1,801,082,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(1,870,364,000)	3,439,628,000	(1,741,092,000)
Depreciation and amortization	(34,014,000)	(33,441,000)	(33,564,000)
Change in deferred taxes, net	(12,398,000)	(11,155,000)	424,000
(Gain) loss on sale of fixed assets and investments	(65,439,000)	0
(Gain) Loss on investments	(49,283,000)	(14,848,000)	61,000
Write-off of loans from related parties	(44,038,000)	(75,000,000)	(91,593,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(672,000)	(281,000)	1,982,000
Inventories, net	(9,147,000)	(38,795,000)	(20,092,000)
Prepaid expenses, other current and non-current assets	(48,000)	6,154,000	(5,107,000)
Accounts receivable from/payable to related parties	40,796,000	(5,077,605,000)	(106,351,000)
Accounts payable, accrued expenses and other current and non-current liabilities	(274,000)	126,000	(5,080,000)
Income tax payable	16,443,000	9,628,000	(1,281,000)
Net cash provided by (used in) operating activities	(36,747,000)	(137,726,000)	(61,455,000)
Investing Activities:
Purchases of property, plant and equipment	(32,478,000)	(44,564,000)	(40,691,000)
Proceeds from sale of property, plant and equipment	0	0	0
Disbursements of loans to related parties	(11,033,000)	(86,313,000)	(1,052,480,000)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(44,886,000)	(285,078,000)	(125,769,000)
Proceeds from divestitures	(20,562,000)	0	0
Net cash (used in) provided by investing activities	45,769,000	243,329,000	(886,020,000)
Financing Activities:
Short-term borrowings, net	(448,000)
Long-term debt and capital lease obligations, net	11,033,000	86,313,000	1,052,480,000
Payment of dividends [N]	(2,707,000)	(20,387,000)	(2,884,000)
capital increase	(22,762,000)	(218,371,000)	(102,824,000)
Net cash (used in) provided by financing activities	(9,470,000)	(111,671,000)	952,540,000
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(448,000)	(6,068,000)
Cash and cash equivalents beginning balance		6,068,000	1,003,000
Cash and cash equivalents at end of period	(448,000)	0	6,068,000
Combined Total [Member]
Operating Activities:
Net Income	1,313,149,000	1,259,808,000	1,255,623,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	717,322,000	699,328,000	648,225,000
Change in deferred taxes, net	(45,452,000)	113,790,000	15,913,000
(Gain) loss on sale of fixed assets and investments	2,318,000	(2,654,000)	32,984,000
Stock Option Compensation Expense	12,323,000	8,507,000	13,593,000
Cash Inflow Hedging			(4,073,000)
Investments In Equity Method Investees	(17,776,000)	23,123,000	2,335,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	330,960,000	157,411,000	41,280,000
Inventories, net	301,009,000	85,758,000	54,918,000
Prepaid expenses, other current and non-current assets	(47,997,000)	24,179,000	(67,875,000)
Accounts receivable from/payable to related parties	(26,908,000)	4,978,000	14,711,000
Accounts payable, accrued expenses and other current and non-current liabilities	548,955,000	121,424,000	215,264,000
Income tax payable	(9,092,000)	(94,916,000)	(36,057,000)
Net cash provided by (used in) operating activities	1,960,047,000	1,861,392,000	2,034,805,000
Investing Activities:
Purchases of property, plant and equipment	(952,943,000)	(931,627,000)	(747,938,000)
Proceeds from sale of property, plant and equipment	17,408,000	11,673,000	19,847,000
Disbursements of loans to related parties	0	0	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	316,810,000	1,779,058,000	495,725,000
Proceeds from divestitures	251,660,000	8,257,000	18,276,000
Net cash (used in) provided by investing activities	(1,000,685,000)	(2,690,755,000)	(1,205,540,000)
Financing Activities:
Short-term borrowings, net	(11,812,000)	(29,351,000)	(15,714,000)
Long-term debt and capital lease obligations, net	(318,820,000)	1,262,633,000	(176,221,000)
Increase (decrease) of accounts receivable securitization program	290,750,000	9,500,000	(189,250,000)
Proceeds from exercise of stock options	94,166,000	107,047,000	111,300,000
Payment of dividends [N]	263,244,000	317,903,000	296,134,000
Proceeds from conversion of preference shares into ordinary shares			34,784,000
Proceeds From Repurchase Of Equity			(505,014,000)
Distributions to noncontrolling interests	284,474,000	250,271,000	216,758,000
Contributions from noncontrolling interests	67,395,000	42,356,000
Net cash (used in) provided by financing activities	(1,007,539,000)	805,011,000	(808,040,000)
Effect of exchange rate changes on cash and cash equivalents	(36,178,000)	(24,570,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(84,355,000)	(48,922,000)
Cash and cash equivalents beginning balance	633,855,000	682,777,000	688,040,000
Cash and cash equivalents at end of period	$ 549,500,000	$ 633,855,000	$ 682,777,000